Document And Entity Information	12 Months Ended
Oct. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001816172
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40405
Entity Registrant Name	Jiuzi Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.00195 per share
Trading Symbol	JZXN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,011,389
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Annual Report on Form 20-F of Jiuzi Holdings Inc. (the “Company”) for the fiscal year ended October 31, 2024 (the “Original Form 20-F”), as originally filed with the Securities and Exchange Commission on March 3, 2025 (the “Original Filing Date”), is being filed solely to amend Exhibit 97.1 filed with the Original Form 20-F. The Exhibit 97.1 filed herewith supersede Exhibit 97.1 filed with the Original Form 20-F. Except for such revised Exhibit, this Amendment does not reflect any events that may have occurred subsequent to the Original Filing Date and does not modify or update any disclosures made in the Original Form 20-F. Accordingly, this Amendment No. should be read in conjunction with the Original Form 20-F and the Company’s other filings with the SEC. The Company is not including certifications pursuant to Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C.1350) as no financial statements are being filed with this Amendment.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	0571-82651956
Contact Personnel Name	Tao Li